UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03587

Fidelity Financial Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2021

Item 1.

Reports to Stockholders

Fidelity® Convertible Securities Fund

Semi-Annual Report

May 31, 2021

Includes Fidelity and Fidelity Advisor share classes

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Investments as of May 31, 2021

(excluding cash equivalents)	% of fund's net assets
DHT Holdings, Inc.	2.1
T-Mobile U.S., Inc. 5.25%	1.6
ViacomCBS, Inc. Series A 5.75%	1.4
DISH Network Corp. 3.375% 8/15/26	1.4
Broadcom, Inc. Series A, 8.00%	1.3
Wheaton Precious Metals Corp.	1.2
Tesla, Inc. 2% 5/15/24	1.2
Twitter, Inc. 0.25% 6/15/24	1.2
Newmont Corp.	1.2
NextEra Energy, Inc. 4.872%	1.1
13.7

Top Five Market Sectors as of May 31, 2021

% of fund's net assets
Information Technology	26.2
Communication Services	17.4
Consumer Discretionary	12.1
Health Care	11.5
Industrials	8.6

Asset Allocation (% of fund's net assets)

As of May 31, 2021 *
Convertible Securities	79.1%
Stocks	18.3%
Nonconvertible Bonds	1.6%
Short-Term Investments and Net Other Assets (Liabilities)	1.0%

 * Foreign investments - 13.3%

Schedule of Investments May 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 64.5%
		Principal Amount (000s)(a)	Value (000s)
Convertible Bonds - 62.9%
COMMUNICATION SERVICES - 11.2%
Diversified Telecommunication Services - 0.2%
Bandwidth, Inc. 0.25% 3/1/26		$2,400	$3,468
Vonage Holdings Corp. 1.75% 6/1/24		210	230
			3,698
Entertainment - 2.3%
Liberty Media Corp.:
0.5% 12/1/50 (b)		1,721	2,025
2.25% 12/1/48 (b)		178	244
Live Nation Entertainment, Inc.:
2% 2/15/25		3,047	3,499
2.5% 3/15/23		5,769	8,318
Spotify U.S.A., Inc. 0% 3/15/26 (b)		210	192
World Wrestling Entertainment, Inc. 3.375% 12/15/23		6,439	14,846
Zynga, Inc.:
0% 12/15/26 (b)		7,607	8,197
0.25% 6/1/24		9,029	12,708
			50,029
Interactive Media & Services - 4.9%
Eventbrite, Inc.:
0.75% 9/15/26 (b)		3,240	3,270
5% 12/1/25 (b)		589	1,074
IAC FinanceCo 2, Inc. 0.875% 6/15/26 (b)		3,612	6,226
IAC FinanceCo 3, Inc. 2% 1/15/30 (b)		3,607	6,635
IAC FinanceCo, Inc. 0.875% 10/1/22 (b)		2,642	8,620
Liberty TripAdvisor Holdings, Inc. 0.5% 6/30/51 (b)		220	200
Snap, Inc.:
0% 5/1/27 (b)		3,400	3,498
0.25% 5/1/25		5,288	15,206
0.75% 8/1/26		5,377	14,864
TripAdvisor, Inc. 0.25% 4/1/26 (b)		222	214
Twitter, Inc. 0.25% 6/15/24		20,194	25,281
Zillow Group, Inc.:
0.75% 9/1/24		3,080	8,293
1.375% 9/1/26		1,523	4,130
1.5% 7/1/23		1,592	2,403
2.75% 5/15/25		3,651	6,921
			106,835
Media - 3.8%
Cable One, Inc.:
0% 3/15/26 (b)		262	257
1.125% 3/15/28 (b)		260	258
DISH Network Corp.:
0% 12/15/25 (b)		19,851	23,821
2.375% 3/15/24		9,612	9,300
3.375% 8/15/26		29,599	30,546
Gannett Co., Inc. 4.75% 4/15/24		1,450	1,330
Grizzly Merger Sub 1 LLC 1.75% 9/30/46 (b)		4,323	8,092
Liberty Broadband Corp.:
1.25% 9/30/50 (b)		210	211
2.75% 9/30/50 (b)		210	220
Liberty Interactive LLC 1.75% 9/30/46 (b)		1,748	3,603
Liberty Media Corp.:
1% 1/30/23		1,735	2,220
1.375% 10/15/23		193	245
TechTarget, Inc. 0.125% 12/15/25 (b)		935	1,108
			81,211
TOTAL COMMUNICATION SERVICES			241,773
CONSUMER DISCRETIONARY - 10.0%
Auto Components - 0.3%
LCI Industries 1.125% 5/15/26 (b)		5,010	5,478
Veoneer, Inc. 4% 6/1/24		201	258
			5,736
Automobiles - 2.1%
Ford Motor Co. 0% 3/15/26 (b)		18,650	20,506
Tesla, Inc. 2% 5/15/24		2,536	25,487
			45,993
Diversified Consumer Services - 0.2%
Chegg, Inc.:
0% 9/1/26 (b)		140	141
0.125% 3/15/25		2,409	3,834
			3,975
Hotels, Restaurants & Leisure - 3.6%
Airbnb, Inc. 0% 3/15/26 (b)		270	252
Bloomin' Brands, Inc. 5% 5/1/25		93	242
Caesars Entertainment Corp. 5% 10/1/24		1,550	4,117
Carnival Corp. 5.75% 4/1/23		3,367	10,375
DraftKings, Inc. 0% 3/15/28 (b)		4,827	4,393
Expedia, Inc. 0% 2/15/26 (b)		225	248
MakeMyTrip Ltd. 0% 2/15/28 (b)		8,507	8,394
Marriott Vacations Worldwide Corp.:
0% 1/15/26 (b)		200	232
1.5% 9/15/22		181	229
NCL Corp. Ltd.:
5.375% 8/1/25 (b)		2,450	4,729
6% 5/15/24		2,119	5,301
Penn National Gaming, Inc. 2.75% 5/15/26		2,899	10,345
Royal Caribbean Cruises Ltd.:
2.875% 11/15/23 (b)		2,410	3,192
4.25% 6/15/23 (b)		5,400	7,873
Shake Shack, Inc. 0% 3/1/28 (b)		260	237
The Booking Holdings, Inc. 0.75% 5/1/25		11,420	16,793
Vail Resorts, Inc. 0% 1/1/26 (b)		200	213
			77,165
Internet & Direct Marketing Retail - 1.1%
Etsy, Inc.:
0.125% 10/1/26		4,047	7,989
0.125% 9/1/27 (b)		4,070	4,713
Farfetch Ltd. 3.75% 5/1/27		1,324	3,992
Fiverr International Ltd. 0% 11/1/25 (b)		2,250	2,699
Groupon, Inc. 1.125% 3/15/26 (b)		281	272
MercadoLibre, Inc. 2% 8/15/28		1,373	4,243
The RealReal, Inc. 3% 6/15/25 (b)		132	167
Wayfair LLC 1.125% 11/1/24		120	320
			24,395
Leisure Products - 0.4%
Callaway Golf Co. 2.75% 5/1/26		3,690	8,111
Peloton Interactive, Inc. 0% 2/15/26 (b)		230	220
			8,331
Specialty Retail - 1.7%
American Eagle Outfitters, Inc. 3.75% 4/15/25		1,081	4,457
Burlington Stores, Inc. 2.25% 4/15/25		1,490	2,377
Dick's Sporting Goods, Inc. 3.25% 4/15/25		5,196	14,939
National Vision Holdings, Inc. 2.5% 5/15/25		2,667	4,579
Shift Technologies, Inc. 4.75% 5/15/26 (b)		3,260	3,533
WH Smith PLC 1.625% 5/7/26 (Reg. S)	GBP	4,200	5,959
			35,844
Textiles, Apparel & Luxury Goods - 0.6%
Under Armour, Inc. 1.5% 6/1/24 (b)		6,570	13,270
TOTAL CONSUMER DISCRETIONARY			214,709
CONSUMER STAPLES - 0.3%
Food Products - 0.0%
Beyond Meat, Inc. 0% 3/15/27 (b)		270	269
Tobacco - 0.3%
Turning Point Brands, Inc. 2.5% 7/15/24		6,746	7,332
TOTAL CONSUMER STAPLES			7,601
ENERGY - 1.9%
Energy Equipment & Services - 0.0%
Vantage Drilling Co. 0% 7/15/43 (b)(c)(d)		20,000	451
Oil, Gas & Consumable Fuels - 1.9%
Antero Resources Corp. 4.25% 9/1/26 (b)		4,504	13,940
Arch Resources, Inc. 5.25% 11/15/25 (b)		3,811	6,575
CNX Resources Corp. 2.25% 5/1/26		3,121	4,045
EQT Corp. 1.75% 5/1/26		3,466	5,507
Pioneer Natural Resources Co. 0.25% 5/15/25		7,047	10,697
			40,764
TOTAL ENERGY			41,215
FINANCIALS - 0.2%
Capital Markets - 0.0%
Coinbase Global, Inc. 0.5% 6/1/26 (b)		200	202
Mortgage Real Estate Investment Trusts - 0.2%
Arbor Realty Trust, Inc. 4.75% 11/1/22		180	194
Hannon Armstrong Sustainable Infrastructure Capital, Inc.:
0% 8/15/23		180	206
4.125% 9/1/22		2,326	4,213
Starwood Property Trust, Inc. 4.375% 4/1/23		230	242
Two Harbors Investment Corp. 6.25% 1/15/26		190	204
			5,059
TOTAL FINANCIALS			5,261
HEALTH CARE - 7.4%
Biotechnology - 2.4%
BridgeBio Pharma, Inc.:
2.25% 2/1/29 (b)		238	222
2.5% 3/15/27		1,400	2,226
Coherus BioSciences, Inc. 1.5% 4/15/26		205	205
Dynavax Technologies Corp. 2.5% 5/15/26 (b)		200	205
Exact Sciences Corp.:
0.375% 3/15/27		3,607	4,432
0.375% 3/1/28		4,842	5,568
1% 1/15/25		3,416	5,532
Halozyme Therapeutics, Inc. 1.25% 12/1/24		480	865
Insmed, Inc. 0.75% 6/1/28		200	200
Intercept Pharmaceuticals, Inc. 3.25% 7/1/23		2,586	2,313
Invitae Corp. 2% 9/1/24		150	184
Natera, Inc. 2.25% 5/1/27		1,392	3,561
Neurocrine Biosciences, Inc. 2.25% 5/15/24		2,754	3,709
Novavax, Inc. 3.75% 2/1/23		13,676	19,278
Sarepta Therapeutics, Inc. 1.5% 11/15/24		2,247	2,928
			51,428
Health Care Equipment & Supplies - 3.2%
Cantel Medical Corp. 3.25% 5/15/25		125	254
CONMED Corp. 2.625% 2/1/24		1,646	2,664
DexCom, Inc.:
0.25% 11/15/25		5,612	5,503
0.75% 12/1/23		4,162	9,370
Envista Holdings Corp. 2.375% 6/1/25 (b)		5,717	12,342
Glaukos Corp. 2.75% 6/15/27 (b)		1,838	2,801
Haemonetics Corp. 0% 3/1/26 (b)		270	212
Insulet Corp.:
0.375% 9/1/26		4,831	6,483
1.375% 11/15/24		2,298	6,670
Integra LifeSciences Holdings Corp. 0.5% 8/15/25		230	256
Livanova U.S.A., Inc. 3% 12/15/25 (b)		4,024	6,189
Mesa Laboratories, Inc. 1.375% 8/15/25		1,437	1,565
Nevro Corp. 2.75% 4/1/25		1,023	1,641
Novocure Ltd. 0% 11/1/25 (b)		200	281
SmileDirectClub, Inc. 0% 2/1/26 (b)		308	243
Tandem Diabetes Care, Inc. 1.5% 5/1/25 (b)		11,092	11,924
Varex Imaging Corp. 4% 6/1/25 (b)		190	267
			68,665
Health Care Providers & Services - 0.9%
1Life Healthcare, Inc. 3% 6/15/25 (b)		200	229
Accolade, Inc. 0.5% 4/1/26 (b)		220	263
Anthem, Inc. 2.75% 10/15/42		1,099	6,116
Guardant Health, Inc. 0% 11/15/27 (b)		10,835	12,074
Oak Street Health, Inc. 0% 3/15/26 (b)		300	309
			18,991
Health Care Technology - 0.4%
Allscripts Healthcare Solutions, Inc. 0.875% 1/1/27		900	1,284
Health Catalyst, Inc. 2.5% 4/15/25		947	1,758
Omnicell, Inc. 0.25% 9/15/25 (b)		2,491	3,748
Teladoc Health, Inc.:
1.25% 6/1/27 (b)		180	190
1.375% 5/15/25		647	1,831
Vocera Communications, Inc. 0.5% 9/15/26 (b)		200	177
			8,988
Life Sciences Tools & Services - 0.5%
Illumina, Inc. 0% 8/15/23		4,834	5,783
Nanostring Technologies, Inc. 2.625% 3/1/25		750	1,055
NeoGenomics, Inc.:
0.25% 1/15/28		194	179
1.25% 5/1/25		750	999
Repligen Corp. 0.375% 7/15/24		2,430	4,040
			12,056
Pharmaceuticals - 0.0%
Pacira Biosciences, Inc.:
0.75% 8/1/25 (b)		140	153
2.375% 4/1/22		199	218
			371
TOTAL HEALTH CARE			160,499
INDUSTRIALS - 7.2%
Aerospace & Defense - 0.6%
Parsons Corp. 0.25% 8/15/25 (b)		12,541	13,344
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. 1.125% 10/15/24		2,096	2,168
Atlas Air Worldwide Holdings, Inc. 1.875% 6/1/24		2,880	3,956
			6,124
Airlines - 2.2%
American Airlines Group, Inc. 6.5% 7/1/25		2,775	4,801
JetBlue Airways Corp. 0.5% 4/1/26 (b)		12,145	13,232
Southwest Airlines Co. 1.25% 5/1/25		12,878	21,925
Spirit Airlines, Inc.:
1% 5/15/26		3,470	3,544
4.75% 5/15/25		1,181	3,519
			47,021
Construction & Engineering - 0.5%
Granite Construction, Inc. 2.75% 11/1/24		6,983	9,876
Electrical Equipment - 0.4%
Bloom Energy Corp. 2.5% 8/15/25 (b)		1,979	3,264
Plug Power, Inc. 3.75% 6/1/25 (b)		705	4,312
Sunrun, Inc. 0% 2/1/26 (b)		260	212
			7,788
Machinery - 0.8%
Chart Industries, Inc. 1% 11/15/24 (b)		1,321	3,353
John Bean Technologies Corp. 0.25% 5/15/26 (b)		2,590	2,775
Middleby Corp. 1% 9/1/25 (b)		2,180	3,035
The Greenbrier Companies, Inc. 2.875% 4/15/28 (b)		6,840	7,257
			16,420
Marine - 0.2%
Seaspan Corp. 3.75% 12/15/25 (b)		4,472	5,436
Professional Services - 1.6%
FTI Consulting, Inc. 2% 8/15/23		11,457	16,458
KBR, Inc. 2.5% 11/1/23		11,632	19,245
			35,703
Road & Rail - 0.6%
Lyft, Inc. 1.5% 5/15/25 (b)		2,950	4,791
Uber Technologies, Inc. 0% 12/15/25 (b)		8,500	8,649
			13,440
TOTAL INDUSTRIALS			155,152
INFORMATION TECHNOLOGY - 21.4%
Communications Equipment - 0.3%
Lumentum Holdings, Inc.:
0.25% 3/15/24		1,601	2,316
0.5% 12/15/26		3,674	3,945
			6,261
Electronic Equipment & Components - 0.2%
II-VI, Inc. 0.25% 9/1/22		159	237
Insight Enterprises, Inc. 0.75% 2/15/25		1,764	2,779
Itron, Inc. 0% 3/15/26 (b)		212	214
Knowles Corp. 3.25% 11/1/21		198	226
			3,456
IT Services - 3.8%
Akamai Technologies, Inc.:
0.125% 5/1/25		7,081	9,173
0.375% 9/1/27		6,689	7,666
Fastly, Inc. 0% 3/15/26 (b)		270	234
MongoDB, Inc.:
0.25% 1/15/26		3,736	5,716
0.75% 6/15/24		415	1,776
Okta, Inc.:
0.125% 9/1/25		5,710	7,691
0.375% 6/15/26 (b)		6,480	7,594
Repay Holdings Corp. 0% 2/1/26 (b)		277	267
Sabre GLBL, Inc. 4% 4/15/25		96	190
Shift4 Payments, Inc. 0% 12/15/25 (b)		3,280	4,428
Shopify, Inc. 0.125% 11/1/25		3,855	4,631
Square, Inc.:
0% 5/1/26 (b)		6,096	6,633
0.125% 3/1/25		3,497	6,651
0.25% 11/1/27 (b)		4,913	5,524
0.5% 5/15/23		2,409	6,873
Twilio, Inc. 0.25% 6/1/23		1,274	6,031
			81,078
Semiconductors & Semiconductor Equipment - 4.5%
Cree, Inc.:
0.875% 9/1/23		2,686	4,566
1.75% 5/1/26		3,331	7,345
Enphase Energy, Inc.:
0% 3/1/26 (b)		260	237
0% 3/1/28 (b)		260	225
0.25% 3/1/25 (b)		1,850	3,506
Inphi Corp. 0.75% 4/15/25		3,398	5,173
MACOM Technology Solutions Holdings, Inc. 0.25% 3/15/26 (b)		3,270	3,319
Microchip Technology, Inc.:
1.625% 2/15/25		2,308	8,013
1.625% 2/15/27		3,427	7,970
2.25% 2/15/37		3,808	8,901
Micron Technology, Inc. 3.125% 5/1/32		1,900	15,991
Nova Measuring Instruments Ltd. 0% 10/15/25 (b)		1,215	1,734
ON Semiconductor Corp.:
0% 5/1/27 (b)		7,673	8,037
1.625% 10/15/23		3,762	7,421
Rambus, Inc. 1.375% 2/1/23		180	212
SMART Global Holdings, Inc. 2.25% 2/15/26		200	273
SolarEdge Technologies, Inc. 0% 9/15/25 (b)		4,140	5,003
Synaptics, Inc. 0.5% 6/15/22		800	1,378
Teradyne, Inc. 1.25% 12/15/23		2,057	8,607
Veeco Instruments, Inc. 3.75% 6/1/27 (b)		150	279
			98,190
Software - 12.6%
2U, Inc. 2.25% 5/1/25		2,024	3,021
8x8, Inc. 0.5% 2/1/24		194	218
Alarm.com Holdings, Inc. 0% 1/15/26 (b)		238	217
Altair Engineering, Inc. 0.25% 6/1/24		3,124	4,776
Alteryx, Inc.:
0.5% 8/1/24		243	229
1% 8/1/26		298	272
Atlassian, Inc. 0.625% 5/1/23		2,520	7,191
Avaya Holdings Corp. 2.25% 6/15/23		180	221
Bentley Systems, Inc. 0.125% 1/15/26 (b)		200	225
Bill.Com Holdings, Inc. 0% 12/1/25 (b)		200	238
BlackLine, Inc.:
0% 3/15/26 (b)		4,500	4,269
0.125% 8/1/24		3,504	5,326
Box, Inc. 0% 1/15/26 (b)		7,633	8,616
Cerence, Inc. 3% 6/1/25 (b)		969	2,577
Ceridian HCM Holding, Inc. 0.25% 3/15/26 (b)		6,930	6,748
Cloudflare, Inc. 0.75% 5/15/25 (b)		95	214
Coupa Software, Inc.:
0.125% 6/15/25		3,175	5,097
0.375% 6/15/26 (b)		6,741	7,335
Datadog, Inc. 0.125% 6/15/25 (b)		2,599	3,190
DocuSign, Inc. 0% 1/15/24 (b)		211	204
Dropbox, Inc.:
0% 3/1/26 (b)		209	213
0% 3/1/28 (b)		265	271
Dye & Durham Ltd. 3.75% 3/1/26 (b)(d)	CAD	10,768	9,148
Everbridge, Inc.:
0% 3/15/26 (b)		9,000	8,674
0.125% 12/15/24		3,373	4,204
FireEye, Inc. 0.875% 6/1/24		5,743	6,809
Five9, Inc. 0.5% 6/1/25 (b)		3,683	5,308
fuboTV, Inc. 3.25% 2/15/26 (b)		3,040	2,671
Guidewire Software, Inc. 1.25% 3/15/25		2,797	3,064
HubSpot, Inc. 0.375% 6/1/25 (b)		2,229	4,163
j2 Global, Inc.:
1.75% 11/1/26 (b)		188	228
3.25% 6/15/29		131	242
LivePerson, Inc.:
0% 12/15/26 (b)		5,577	5,580
0.75% 3/1/24		4,340	6,889
Medallia, Inc. 0.125% 9/15/25 (b)		160	156
MicroStrategy, Inc.:
0% 2/15/27 (b)		276	199
0.75% 12/15/25 (b)		8,783	12,313
Mitek Systems, Inc. 0.75% 2/1/26 (b)		226	243
Model N, Inc. 2.625% 6/1/25 (b)		147	191
NortonLifeLock, Inc. 2% 8/15/22 (b)		3,000	4,179
Nuance Communications, Inc.:
1% 12/15/35		4,005	8,751
1.25% 4/1/25		3,024	8,157
Nutanix, Inc. 0% 1/15/23		351	353
Pagerduty, Inc. 1.25% 7/1/25 (b)		1,647	2,073
Palo Alto Networks, Inc.:
0.375% 6/1/25 (b)		12,227	16,403
0.75% 7/1/23		10,342	14,867
Pegasystems, Inc. 0.75% 3/1/25		2,948	3,258
Progress Software Corp. 1% 4/15/26 (b)		3,800	3,795
Proofpoint, Inc. 0.25% 8/15/24		3,125	3,898
Q2 Holdings, Inc.:
0.125% 11/15/25 (b)		3,406	3,312
0.75% 6/1/26		3,503	4,322
Rapid7, Inc.:
0.25% 3/15/27 (b)		2,350	2,451
2.25% 5/1/25		3,600	5,517
RingCentral, Inc.:
0% 3/1/25		5,814	6,087
0% 3/15/26 (b)		185	181
SailPoint Technologies Holding, Inc. 0.125% 9/15/24		3,081	5,359
ServiceNow, Inc. 0% 6/1/22		1,491	5,230
Splunk, Inc.:
0.5% 9/15/23		4,019	4,383
1.125% 9/15/25		3,867	4,292
1.125% 6/15/27 (b)		240	220
Tyler Technologies, Inc. 0.25% 3/15/26 (b)		7,240	7,443
Varonis Systems, Inc. 1.25% 8/15/25		1,200	2,028
Verint Systems, Inc. 0.25% 4/15/26 (b)		3,630	3,589
Workday, Inc. 0.25% 10/1/22		5,157	8,213
Workiva, Inc. 1.125% 8/15/26		943	1,284
Zendesk, Inc.:
0.25% 3/15/23		109	237
0.625% 6/15/25 (b)		6,425	9,015
Zscaler, Inc. 0.125% 7/1/25 (b)		2,242	3,236
			272,883
TOTAL INFORMATION TECHNOLOGY			461,868
MATERIALS - 1.3%
Chemicals - 0.2%
Livent Corp. 4.125% 7/15/25 (b)		1,384	3,339
Metals & Mining - 1.1%
Allegheny Technologies, Inc. 3.5% 6/15/25 (b)		170	297
Cleveland-Cliffs, Inc. 1.5% 1/15/25		174	454
Endeavour Mining Corp. 3% 2/15/23 (b)		4,560	5,364
MP Materials Corp. 0.25% 4/1/26 (b)		7,106	6,507
SSR Mining, Inc. 2.5% 4/1/39		3,335	4,382
United States Steel Corp. 5% 11/1/26		3,290	7,065
			24,069
TOTAL MATERIALS			27,408
REAL ESTATE - 1.8%
Equity Real Estate Investment Trusts (REITs) - 1.7%
IH Merger Sub LLC 3.5% 1/15/22		1,900	3,026
iStar Financial, Inc. 3.125% 9/15/22		200	252
Pebblebrook Hotel Trust 1.75% 12/15/26		11,538	12,692
Summit Hotel Properties, Inc. 1.5% 2/15/26		12,207	12,756
Uniti Fiber Holdings, Inc. 4% 6/15/24 (b)		6,884	8,080
			36,806
Real Estate Management & Development - 0.1%
Realogy Group LLC/Realogy Co-Issuer Corp. 0.25% 6/15/26 (b)		1,450	1,478
Redfin Corp.:
0% 10/15/25 (b)		150	162
0.5% 4/1/27 (b)		220	209
			1,849
TOTAL REAL ESTATE			38,655
UTILITIES - 0.2%
Electric Utilities - 0.2%
NRG Energy, Inc. 2.75% 6/1/48		2,734	2,939
Independent Power and Renewable Electricity Producers - 0.0%
Atlantica Sustainable Infrastructure PLC 4% 7/15/25 (b)		210	249
Sunnova Energy International, Inc. 0.25% 12/1/26 (b)		200	210
			459
TOTAL UTILITIES			3,398

TOTAL CONVERTIBLE BONDS			1,357,539

Nonconvertible Bonds - 1.6%
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp. 7.5% 5/1/25 (b)		8,890	8,412
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Community Health Systems, Inc. 6.125% 4/1/30 (b)		3,700	3,684
INDUSTRIALS - 0.3%
Marine - 0.3%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)		8,185	6,623
MATERIALS - 0.7%
Metals & Mining - 0.7%
Infrabuild Australia Pty Ltd. 12% 10/1/24 (b)		13,860	14,414

TOTAL NONCONVERTIBLE BONDS			33,133

TOTAL CORPORATE BONDS
(Cost $1,071,917)			1,390,672
		Shares	Value (000s)

Common Stocks - 18.3%
COMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 0.4%
AT&T, Inc.		290,500	8,549
Entertainment - 0.3%
Score Media & Gaming, Inc. (e)(f)		441,200	7,399
Interactive Media & Services - 1.9%
Alphabet, Inc. Class A (e)		4,700	11,077
Facebook, Inc. Class A (e)		34,400	11,308
Genius Sports Ltd. (e)(f)		802,926	19,351
			41,736
Media - 0.2%
Meredith Corp. (e)		125,000	4,210
Wireless Telecommunication Services - 0.4%
Rogers Communications, Inc. Class B (f)		143,900	7,432

TOTAL COMMUNICATION SERVICES			69,326

CONSUMER DISCRETIONARY - 1.3%
Hotels, Restaurants & Leisure - 1.3%
Boyd Gaming Corp. (e)		81,400	5,241
Caesars Entertainment, Inc. (e)		147,594	15,859
Kambi Group PLC (e)		138,141	7,106
			28,206
CONSUMER STAPLES - 0.5%
Food Products - 0.5%
The Kraft Heinz Co.		244,000	10,636
ENERGY - 2.6%
Oil, Gas & Consumable Fuels - 2.6%
DHT Holdings, Inc.		7,267,012	46,509
Enterprise Products Partners LP		450,500	10,636
			57,145
FINANCIALS - 3.4%
Capital Markets - 1.6%
AllianceBernstein Holding LP		314,300	14,153
FTAC Olympus Acquisition Corp. Class A (e)(f)		467,700	4,677
Holicity, Inc. Class A (e)(f)		438,400	4,428
Lazard Ltd. Class A		211,800	9,993
			33,251
Diversified Financial Services - 1.8%
Ajax I Class A (e)(f)		419,253	4,151
dMY Technology Group, Inc. III Class A (e)		420,667	4,198
Equitable Holdings, Inc.		294,384	9,347
Forest Road Acquisition Corp. (e)		457,754	4,596
Sports Entertainment Acquisition Corp. Class A (e)		1,229,415	12,368
Thoma Bravo Advantage		446,319	4,610
			39,270

TOTAL FINANCIALS			72,521

HEALTH CARE - 0.0%
Biotechnology - 0.0%
Alder Biopharmaceuticals, Inc. rights (d)(e)		103,495	91
INDUSTRIALS - 0.5%
Electrical Equipment - 0.5%
Babcock & Wilcox Enterprises, Inc. (e)		1,128,626	9,729
INFORMATION TECHNOLOGY - 3.5%
Communications Equipment - 0.6%
Cisco Systems, Inc.		252,000	13,331
IT Services - 0.7%
IBM Corp.		43,333	6,229
Nuvei Corp. (b)		114,200	8,588
			14,817
Semiconductors & Semiconductor Equipment - 1.4%
Micron Technology, Inc. (e)		130,600	10,989
NVIDIA Corp.		14,100	9,162
NXP Semiconductors NV		45,023	9,519
			29,670
Software - 0.3%
Adobe, Inc. (e)		14,900	7,518
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.		83,800	10,442

TOTAL INFORMATION TECHNOLOGY			75,778

MATERIALS - 3.3%
Containers & Packaging - 0.4%
O-I Glass, Inc. (e)		500,069	9,216
Metals & Mining - 2.9%
Agnico Eagle Mines Ltd. (United States)		163,600	11,738
Newmont Corp.		339,500	24,946
Wheaton Precious Metals Corp.		542,200	25,726
			62,410

TOTAL MATERIALS			71,626

TOTAL COMMON STOCKS
(Cost $321,140)			395,058

Convertible Preferred Stocks - 16.2%
COMMUNICATION SERVICES - 3.0%
Media - 1.4%
ViacomCBS, Inc. Series A 5.75% (e)		425,900	31,082
Wireless Telecommunication Services - 1.6%
T-Mobile U.S., Inc. 5.25% (b)		27,050	33,352

TOTAL COMMUNICATION SERVICES			64,434

CONSUMER DISCRETIONARY - 0.8%
Auto Components - 0.6%
Aptiv PLC Series A, 5.50%		70,700	11,977
Internet & Direct Marketing Retail - 0.2%
Chewy, Inc. 6.50% (b)		2,500	4,236

TOTAL CONSUMER DISCRETIONARY			16,213

CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Bunge Ltd. 4.875% (e)		1,900	228
FINANCIALS - 0.5%
Banks - 0.0%
Bank of America Corp. Series L, 7.25%		89	125
Wells Fargo & Co. 7.50%		143	208
			333
Capital Markets - 0.5%
KKR & Co. LP Series C, 6.00%		148,800	11,065

TOTAL FINANCIALS			11,398

HEALTH CARE - 3.9%
Health Care Equipment & Supplies - 3.2%
Becton, Dickinson & Co. 6.50%		253,600	13,826
Boston Scientific Corp. Series A, 5.50%		190,000	21,727
Danaher Corp.:
4.75%		11,100	19,224
Series B, 5.00%		10,350	14,727
			69,504
Health Care Technology - 0.1%
Change Healthcare, Inc. 6.00%		39,200	3,091
Life Sciences Tools & Services - 0.6%
Avantor, Inc. Series A, 6.25%		123,200	12,271

TOTAL HEALTH CARE			84,866

INDUSTRIALS - 0.6%
Construction & Engineering - 0.3%
Fluor Corp. 6.50% (b)(e)		6,200	6,558
Machinery - 0.3%
Colfax Corp. 5.75%		32,400	5,839

TOTAL INDUSTRIALS			12,397

INFORMATION TECHNOLOGY - 1.3%
IT Services - 0.0%
Sabre Corp. Series A, 6.50%		1,100	193
Semiconductors & Semiconductor Equipment - 1.3%
Broadcom, Inc. Series A, 8.00%		17,800	26,718

TOTAL INFORMATION TECHNOLOGY			26,911

MATERIALS - 0.9%
Metals & Mining - 0.9%
ArcelorMittal SA 5.50%		257,100	19,496
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
QTS Realty Trust, Inc. 6.50%		15,500	2,210
UTILITIES - 5.1%
Electric Utilities - 3.4%
American Electric Power Co., Inc. 6.125%		4,900	247
NextEra Energy, Inc.:
4.872%		429,900	23,838
5.279%		258,000	12,384
6.219%		156,200	7,573
PG&E Corp.		155,100	15,595
Southern Co. 6.75%		244,800	12,683
			72,320
Gas Utilities - 0.5%
Spire, Inc. (e)		91,100	4,823
UGI Corp. 7.125% (e)		65,100	6,770
			11,593
Independent Power and Renewable Electricity Producers - 0.8%
The AES Corp. 6.875%		172,000	17,950
Multi-Utilities - 0.3%
CenterPoint Energy, Inc. 2.00% ZENS (e)		3,750	240
Dominion Energy, Inc. 7.25%		3,200	318
DTE Energy Co. 6.25%		127,800	6,506
NiSource, Inc. 7.75% (e)		2,200	231
			7,295
Water Utilities - 0.1%
Essential Utilities, Inc. 6.00%		24,500	1,459

TOTAL UTILITIES			110,617

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $287,336)			348,770

Money Market Funds - 2.5%
Fidelity Cash Central Fund 0.03% (g)		24,085,340	24,090
Fidelity Securities Lending Cash Central Fund 0.03% (g)(h)		31,094,597	31,098
TOTAL MONEY MARKET FUNDS
(Cost $55,188)			55,188
TOTAL INVESTMENT IN SECURITIES - 101.5%
(Cost $1,735,581)			2,189,688
NET OTHER ASSETS (LIABILITIES) - (1.5)%			(32,339)
NET ASSETS - 100%			$2,157,349

Currency Abbreviations

CAD – Canadian dollar

GBP – British pound

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $599,737,000 or 27.8% of net assets.

 (c) Non-income producing - Security is in default.

 (d) Level 3 security

 (e) Non-income producing

 (f) Security or a portion of the security is on loan at period end.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$10
Fidelity Securities Lending Cash Central Fund	289
Total	$299

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
DHT Holdings, Inc.	$47,660	$3,854	$16,137	$759	$(1,709)	$12,840	$--
Total	$47,660	$3,854	$16,137	$759	$(1,709)	$12,840	$--

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$133,760	$69,326	$64,434	$--
Consumer Discretionary	44,419	28,206	16,213	--
Consumer Staples	10,864	10,636	228	--
Energy	57,145	57,145	--	--
Financials	83,919	83,586	333	--
Health Care	84,957	--	84,866	91
Industrials	22,126	9,729	12,397	--
Information Technology	102,689	75,778	26,911	--
Materials	91,122	71,626	19,496	--
Real Estate	2,210	--	2,210	--
Utilities	110,617	--	110,617	--
Corporate Bonds	1,390,672	--	1,381,073	9,599
Money Market Funds	55,188	55,188	--	--
Total Investments in Securities:	$2,189,688	$461,220	$1,718,778	$9,690

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

AAA,AA,A	1.1%
BBB	2.7%
BB	4.0%
B	5.1%
CCC,CC,C	0.8%
Not Rated	50.8%
Equities	34.5%
Short-Term Investments and Net Other Assets	1.0%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	86.7%
Canada	3.6%
Marshall Islands	2.3%
Others (Individually Less Than 1%)	7.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		May 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $29,730) — See accompanying schedule: Unaffiliated issuers (cost $1,680,393)	$2,134,500
Fidelity Central Funds (cost $55,188)	55,188
Total Investment in Securities (cost $1,735,581)		$2,189,688
Cash		2,434
Receivable for investments sold		4,840
Receivable for fund shares sold		844
Dividends receivable		2,422
Interest receivable		3,577
Distributions receivable from Fidelity Central Funds		171
Other receivables		12
Total assets		2,203,988
Liabilities
Payable for investments purchased	$13,497
Payable for fund shares redeemed	752
Accrued management fee	928
Distribution and service plan fees payable	36
Other affiliated payables	290
Other payables and accrued expenses	38
Collateral on securities loaned	31,098
Total liabilities		46,639
Net Assets		$2,157,349
Net Assets consist of:
Paid in capital		$1,393,809
Total accumulated earnings (loss)		763,540
Net Assets		$2,157,349
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($49,077.7 ÷ 1,167.75 shares)(a)		$42.03
Maximum offering price per share (100/94.25 of $42.03)		$44.59
Class M:
Net Asset Value and redemption price per share ($11,416.6 ÷ 271.42 shares)(a)		$42.06
Maximum offering price per share (100/96.50 of $42.06)		$43.59
Class C:
Net Asset Value and offering price per share ($25,077.7 ÷ 601.26 shares)(a)		$41.71
Convertible Securities:
Net Asset Value, offering price and redemption price per share ($1,937,456.7 ÷ 45,864.01 shares)		$42.24
Class I:
Net Asset Value, offering price and redemption price per share ($86,962.8 ÷ 2,062.46 shares)		$42.16
Class Z:
Net Asset Value, offering price and redemption price per share ($47,356.9 ÷ 1,123.43 shares)		$42.15

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2021 (Unaudited)
Investment Income
Dividends (including $759 earned from other affiliated issuers)		$10,795
Interest		9,585
Income from Fidelity Central Funds (including $289 from security lending)		299
Total income		20,679
Expenses
Management fee
Basic fee	$4,655
Performance adjustment	560
Transfer agent fees	1,411
Distribution and service plan fees	217
Accounting fees	329
Custodian fees and expenses	14
Independent trustees' fees and expenses	4
Registration fees	116
Audit	39
Legal	2
Interest	1
Miscellaneous	6
Total expenses before reductions	7,354
Expense reductions	(29)
Total expenses after reductions		7,325
Net investment income (loss)		13,354
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	314,894
Fidelity Central Funds	(2)
Other affiliated issuers	(1,709)
Foreign currency transactions	(8)
Total net realized gain (loss)		313,175
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(79,792)
Affiliated issuers	12,840
Assets and liabilities in foreign currencies	2
Total change in net unrealized appreciation (depreciation)		(66,950)
Net gain (loss)		246,225
Net increase (decrease) in net assets resulting from operations		$259,579

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2021 (Unaudited)	Year ended November 30, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,354	$38,591
Net realized gain (loss)	313,175	191,166
Change in net unrealized appreciation (depreciation)	(66,950)	300,706
Net increase (decrease) in net assets resulting from operations	259,579	530,463
Distributions to shareholders	(186,202)	(63,309)
Share transactions - net increase (decrease)	118,975	(71,619)
Total increase (decrease) in net assets	192,352	395,535
Net Assets
Beginning of period	1,964,997	1,569,462
End of period	$2,157,349	$1,964,997

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Convertible Securities Fund Class A

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$40.70	$30.97	$28.07	$28.49	$26.85	$29.56
Income from Investment Operations
Net investment income (loss)A	.20	.70	.43	.76B	.75	.81C
Net realized and unrealized gain (loss)	4.91	10.23	4.38	.25	2.02D	(.69)
Total from investment operations	5.11	10.93	4.81	1.01	2.77	.12
Distributions from net investment income	(.65)	(.63)	(.40)	(.85)	(.71)	(.83)
Distributions from net realized gain	(3.14)	(.57)	(1.51)	(.58)	(.42)	(2.00)
Total distributions	(3.78)E	(1.20)	(1.91)	(1.43)	(1.13)	(2.83)
Net asset value, end of period	$42.03	$40.70	$30.97	$28.07	$28.49	$26.85
Total ReturnF,G,H	13.20%	36.42%	18.75%	3.60%	10.57%D	.83%
Ratios to Average Net AssetsI,J
Expenses before reductions	.96%K	.93%	.81%	.75%	.74%	.73%
Expenses net of fee waivers, if any	.96%K	.92%	.80%	.75%	.74%	.73%
Expenses net of all reductions	.95%K	.92%	.80%	.75%	.74%	.73%
Net investment income (loss)	.94%K	2.11%	1.52%	2.66%B	2.71%	3.08%C
Supplemental Data
Net assets, end of period (in millions)	$49	$40	$25	$19	$21	$29
Portfolio turnover rateL	116%K	147%	151%	176%	110%	112%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.19 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.99%.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.10 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.71%.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.08 per share. Excluding these litigation proceeds, the total return would have been 10.28%.

 E Total distributions per share do not sum due to rounding.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Convertible Securities Fund Class M

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$40.73	$30.98	$28.09	$28.47	$26.86	$29.56
Income from Investment Operations
Net investment income (loss)A	.14	.61	.35	.68B	.68	.73C
Net realized and unrealized gain (loss)	4.92	10.26	4.36	.25	2.01D	(.68)
Total from investment operations	5.06	10.87	4.71	.93	2.69	.05
Distributions from net investment income	(.59)	(.55)	(.32)	(.73)	(.66)	(.75)
Distributions from net realized gain	(3.14)	(.57)	(1.51)	(.58)	(.42)	(2.00)
Total distributions	(3.73)	(1.12)	(1.82)E	(1.31)	(1.08)	(2.75)
Net asset value, end of period	$42.06	$40.73	$30.98	$28.09	$28.47	$26.86
Total ReturnF,G,H	13.04%	36.10%	18.34%	3.31%	10.26%D	.53%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.21%K	1.19%	1.09%	1.04%	1.01%	1.04%
Expenses net of fee waivers, if any	1.21%K	1.19%	1.09%	1.04%	1.01%	1.04%
Expenses net of all reductions	1.21%K	1.19%	1.08%	1.03%	1.01%	1.04%
Net investment income (loss)	.69%K	1.84%	1.24%	2.38%B	2.44%	2.77%C
Supplemental Data
Net assets, end of period (in millions)	$11	$9	$6	$6	$14	$7
Portfolio turnover rateL	116%K	147%	151%	176%	110%	112%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.19 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.71%.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.10 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.40%.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.08 per share. Excluding these litigation proceeds, the total return would have been 9.97%.

 E Total distributions per share do not sum due to rounding.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Convertible Securities Fund Class C

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$40.42	$30.76	$27.89	$28.31	$26.68	$29.37
Income from Investment Operations
Net investment income (loss)A	.04	.44	.22	.54B	.54	.60C
Net realized and unrealized gain (loss)	4.88	10.19	4.34	.25	2.01D	(.67)
Total from investment operations	4.92	10.63	4.56	.79	2.55	(.07)
Distributions from net investment income	(.49)	(.40)	(.18)	(.63)	(.50)	(.62)
Distributions from net realized gain	(3.14)	(.57)	(1.51)	(.58)	(.42)	(2.00)
Total distributions	(3.63)	(.97)	(1.69)	(1.21)	(.92)	(2.62)
Net asset value, end of period	$41.71	$40.42	$30.76	$27.89	$28.31	$26.68
Total ReturnE,F,G	12.77%	35.42%	17.82%	2.82%	9.75%D	.09%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.72%J	1.69%	1.55%	1.50%	1.50%	1.50%
Expenses net of fee waivers, if any	1.72%J	1.69%	1.55%	1.50%	1.49%	1.49%
Expenses net of all reductions	1.71%J	1.68%	1.55%	1.49%	1.49%	1.49%
Net investment income (loss)	.18%J	1.35%	.77%	1.92%B	1.96%	2.32%C
Supplemental Data
Net assets, end of period (in millions)	$25	$24	$17	$17	$19	$24
Portfolio turnover rateK	116%J	147%	151%	176%	110%	112%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.19 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.25%.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.10 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.95%.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.08 per share. Excluding these litigation proceeds, the total return would have been 9.46%.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Convertible Securities Fund

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$40.89	$31.09	$28.18	$28.59	$26.95	$29.66
Income from Investment Operations
Net investment income (loss)A	.26	.80	.52	.85B	.83	.88C
Net realized and unrealized gain (loss)	4.93	10.29	4.38	.25	2.02D	(.68)
Total from investment operations	5.19	11.09	4.90	1.10	2.85	.20
Distributions from net investment income	(.71)	(.72)	(.48)	(.93)	(.80)	(.92)
Distributions from net realized gain	(3.14)	(.57)	(1.51)	(.58)	(.42)	(2.00)
Total distributions	(3.84)E	(1.29)	(1.99)	(1.51)	(1.21)E	(2.91)E
Net asset value, end of period	$42.24	$40.89	$31.09	$28.18	$28.59	$26.95
Total ReturnF,G	13.35%	36.88%	19.04%	3.93%	10.88%D	1.13%
Ratios to Average Net AssetsH,I
Expenses before reductions	.65%J	.63%	.51%	.46%	.45%	.45%
Expenses net of fee waivers, if any	.65%J	.63%	.51%	.46%	.45%	.45%
Expenses net of all reductions	.65%J	.62%	.51%	.45%	.45%	.45%
Net investment income (loss)	1.25%J	2.41%	1.81%	2.96%B	3.00%	3.36%C
Supplemental Data
Net assets, end of period (in millions)	$1,937	$1,791	$1,429	$1,278	$1,432	$1,490
Portfolio turnover rateK	116%J	147%	151%	176%	110%	112%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.19 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.29%.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.10 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.99%.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.08 per share. Excluding these litigation proceeds, the total return would have been 10.59%.

 E Total distributions per share do not sum due to rounding.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Convertible Securities Fund Class I

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$40.82	$31.04	$28.13	$28.55	$26.91	$29.62
Income from Investment Operations
Net investment income (loss)A	.26	.79	.52	.84B	.83	.88C
Net realized and unrealized gain (loss)	4.92	10.27	4.38	.24	2.02D	(.68)
Total from investment operations	5.18	11.06	4.90	1.08	2.85	.20
Distributions from net investment income	(.70)	(.71)	(.48)	(.92)	(.79)	(.91)
Distributions from net realized gain	(3.14)	(.57)	(1.51)	(.58)	(.42)	(2.00)
Total distributions	(3.84)	(1.28)	(1.99)	(1.50)	(1.21)	(2.91)
Net asset value, end of period	$42.16	$40.82	$31.04	$28.13	$28.55	$26.91
Total ReturnE,F	13.34%	36.84%	19.07%	3.87%	10.87%D	1.11%
Ratios to Average Net AssetsG,H
Expenses before reductions	.68%I	.65%	.52%	.47%	.47%	.47%
Expenses net of fee waivers, if any	.68%I	.65%	.52%	.47%	.47%	.47%
Expenses net of all reductions	.68%I	.64%	.52%	.47%	.47%	.47%
Net investment income (loss)	1.22%I	2.39%	1.80%	2.94%B	2.98%	3.35%C
Supplemental Data
Net assets, end of period (in millions)	$87	$65	$61	$32	$41	$68
Portfolio turnover rateJ	116%I	147%	151%	176%	110%	112%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.19 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.27%.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.10 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.98%.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.08 per share. Excluding these litigation proceeds, the total return would have been 10.58%.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Convertible Securities Fund Class Z

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$40.81	$31.03	$28.14	$29.30
Income from Investment Operations
Net investment income (loss)B	.28	.83	.56	.10
Net realized and unrealized gain (loss)	4.92	10.27	4.35	(.90)
Total from investment operations	5.20	11.10	4.91	(.80)
Distributions from net investment income	(.72)	(.75)	(.51)	(.36)
Distributions from net realized gain	(3.14)	(.57)	(1.51)	–
Total distributions	(3.86)	(1.32)	(2.02)	(.36)
Net asset value, end of period	$42.15	$40.81	$31.03	$28.14
Total ReturnC,D	13.41%	37.01%	19.15%	(2.74)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.57%G	.53%	.41%	.37%G
Expenses net of fee waivers, if any	.57%G	.53%	.41%	.37%G
Expenses net of all reductions	.57%G	.53%	.41%	.36%G
Net investment income (loss)	1.33%G	2.50%	1.91%	2.35%G
Supplemental Data
Net assets, end of period (in millions)	$47	$35	$32	$1
Portfolio turnover rateH	116%G	147%	151%	176%

 A For the period October 2, 2018 (commencement of sale of shares) to November 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2021
(Amounts in thousands except percentages)

1. Organization.

Fidelity Convertible Securities Fund (the Fund) is a fund of Fidelity Financial Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Convertible Securities, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

Effective June 21, 2021, Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, contingent interest, equity-debt classifications, certain conversion ratio adjustments, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$481,683
Gross unrealized depreciation	(29,001)
Net unrealized appreciation (depreciation)	$452,682
Tax cost	$1,737,006

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Convertible Securities Fund	1,235,471	1,316,242

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .15% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Convertible Securities as compared to its benchmark index, the ICE® BofAML® All US Convertibles Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .48% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$60	$2
Class M	.25%	.25%	28	–(a)
Class C	.75%	.25%	129	16
			$217	$18

 (a) In the amount of less than five hundred dollars.

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$21
Class M	2
Class C(a)	1
$24

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$43.18
Class M	10.18
Class C	25.19
Convertible Securities	1,265.13
Class I	59.15
Class Z	9.04
	$1,411

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Convertible Securities Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount

Fidelity Convertible Securities Fund	$7

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Convertible Securities Fund	Borrower	$18,324.29%		$1

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Convertible Securities Fund	34,567	19,387

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Convertible Securities Fund	$2

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Convertible Securities Fund	$35	$17	$1,511

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset expenses. This amount totaled $26 for the period.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $3.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2021	Year ended November 30, 2020
Fidelity Convertible Securities Fund
Distributions to shareholders
Class A	$3,841	$1,026
Class M	871	229
Class C	2,164	536
Convertible Securities	170,217	57,838
Class I	5,731	2,439
Class Z	3,378	1,241
Total	$186,202	$63,309

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2021	Year ended November 30, 2020	Six months ended May 31, 2021	Year ended November 30, 2020
Fidelity Convertible Securities Fund
Class A
Shares sold	279	347	$11,725	$11,536
Reinvestment of distributions	92	31	3,632	981
Shares redeemed	(194)	(195)	(8,102)	(6,296)
Net increase (decrease)	177	183	$7,255	$6,221
Class M
Shares sold	71	56	$2,966	$1,857
Reinvestment of distributions	21	7	834	227
Shares redeemed	(50)	(40)	(2,069)	(1,280)
Net increase (decrease)	42	23	$1,731	$804
Class C
Shares sold	103	212	$4,317	$6,944
Reinvestment of distributions	55	16	2,144	508
Shares redeemed	(151)	(174)	(6,269)	(5,621)
Net increase (decrease)	7	54	$192	$1,831
Convertible Securities
Shares sold	4,423	6,045	$187,234	$195,871
Reinvestment of distributions	3,785	1,572	149,864	50,341
Shares redeemed	(6,144)	(9,778)	(257,533)	(312,821)
Net increase (decrease)	2,064	(2,161)	$79,565	$(66,609)
Class I
Shares sold	862	1,234	$36,322	$39,411
Reinvestment of distributions	139	70	5,512	2,256
Shares redeemed	(535)	(1,658)	(22,266)	(52,233)
Net increase (decrease)	466	(354)	$19,568	$(10,566)
Class Z
Shares sold	295	582	$12,441	$19,146
Reinvestment of distributions	82	36	3,247	1,158
Shares redeemed	(119)	(785)	(5,024)	(23,604)
Net increase (decrease)	258	(167)	$10,664	$(3,300)

11. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2020 to May 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2020	Ending Account Value May 31, 2021	Expenses Paid During Period-B December 1, 2020 to May 31, 2021
Fidelity Convertible Securities Fund
Class A	.96%
Actual		$1,000.00	$1,132.00	$5.10
Hypothetical-C		$1,000.00	$1,020.14	$4.84
Class M	1.21%
Actual		$1,000.00	$1,130.40	$6.43
Hypothetical-C		$1,000.00	$1,018.90	$6.09
Class C	1.72%
Actual		$1,000.00	$1,127.70	$9.12
Hypothetical- C		$1,000.00	$1,016.36	$8.65
Convertible Securities	.65%
Actual		$1,000.00	$1,133.50	$3.46
Hypothetical-C		$1,000.00	$1,021.69	$3.28
Class I	.68%
Actual		$1,000.00	$1,133.40	$3.62
Hypothetical-C		$1,000.00	$1,021.54	$3.43
Class Z	.57%
Actual		$1,000.00	$1,134.10	$3.03
Hypothetical-C		$1,000.00	$1,022.09	$2.87

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Convertible Securities Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

Approval of Stub Period Continuation. At its January 2021 meeting, the Board of Trustees voted to continue the fund's management contract with FMR, and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts), without modification, for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar. The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

At its May 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that, in the past, it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) approving the reduction in the holding period for the Class C to Class A conversion policy; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended September 30, 2020, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Convertible Securities Fund

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and was considered by the Board.

Fidelity Convertible Securities Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2020. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that, in the past, it and the boards of other Fidelity funds had formed an ad hoc Committee on Group Fee to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. The fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure (SLTG). The Board also considered a total expense ASPG comparison for the representative class, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the total expense SLTG. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the total expense ratio of the retail class ranked below the SLTG competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2020.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of expanding the use of performance fees for additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee and expense comparisons; (vi) the expense structures for different funds and classes and information about the differences between various expense structures; (vii) group fee breakpoints; (viii) information regarding other accounts managed by Fidelity and sub-advisory arrangements; and (ix) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

CVS-SANN-0721
1.704534.123

Fidelity® Equity Dividend Income Fund

Semi-Annual Report

May 31, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2021

% of fund's net assets
Bristol-Myers Squibb Co.	3.2
Wells Fargo & Co.	3.0
Verizon Communications, Inc.	2.4
Cisco Systems, Inc.	2.3
Amdocs Ltd.	2.1
Merck & Co., Inc.	1.9
Unilever PLC sponsored ADR	1.9
Philip Morris International, Inc.	1.9
AbbVie, Inc.	1.8
General Dynamics Corp.	1.7
22.2

Top Five Market Sectors as of May 31, 2021

% of fund's net assets
Health Care	17.3
Financials	16.8
Industrials	12.8
Information Technology	12.0
Consumer Staples	10.5

Asset Allocation (% of fund's net assets)

As of May 31, 2021*
Stocks	97.8%
Short-Term Investments and Net Other Assets (Liabilities)	2.2%

 * Foreign investments - 17.9%

Schedule of Investments May 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value (000s)
COMMUNICATION SERVICES - 7.0%
Diversified Telecommunication Services - 2.8%
Deutsche Telekom AG	1,010,100	$20,991
Verizon Communications, Inc.	2,603,000	147,043
		168,034
Entertainment - 1.1%
Cinemark Holdings, Inc. (a)(b)	947,100	21,461
The Walt Disney Co. (a)	237,400	42,412
		63,873
Media - 3.1%
Cogeco Communications, Inc.	319,400	30,702
Comcast Corp. Class A	792,100	45,419
Interpublic Group of Companies, Inc.	1,551,400	52,267
Omnicom Group, Inc.	755,900	62,165
		190,553

TOTAL COMMUNICATION SERVICES		422,460

CONSUMER DISCRETIONARY - 4.2%
Auto Components - 0.5%
BorgWarner, Inc.	608,700	31,220
Household Durables - 0.5%
Whirlpool Corp.	129,000	30,585
Internet & Direct Marketing Retail - 1.2%
eBay, Inc. (b)	1,178,100	71,723
Multiline Retail - 0.5%
Kohl's Corp.	241,700	13,412
Nordstrom, Inc. (a)	481,200	16,139
		29,551
Specialty Retail - 0.8%
Lowe's Companies, Inc.	248,600	48,435
Textiles, Apparel & Luxury Goods - 0.7%
PVH Corp. (a)	126,800	14,559
Tapestry, Inc. (a)	620,100	27,836
		42,395

TOTAL CONSUMER DISCRETIONARY		253,909

CONSUMER STAPLES - 10.5%
Beverages - 1.7%
Keurig Dr. Pepper, Inc.	855,400	31,616
The Coca-Cola Co.	1,282,700	70,920
		102,536
Food & Staples Retailing - 0.5%
Kroger Co.	889,500	32,894
Food Products - 0.5%
The J.M. Smucker Co. (b)	202,300	26,965
Household Products - 2.2%
Kimberly-Clark Corp.	233,500	30,502
Procter & Gamble Co.	457,600	61,707
Reynolds Consumer Products, Inc.	1,294,900	39,028
		131,237
Personal Products - 1.9%
Unilever PLC sponsored ADR	1,910,300	114,561
Tobacco - 3.7%
Altria Group, Inc.	1,110,400	54,654
British American Tobacco PLC sponsored ADR	705,800	27,293
Imperial Brands PLC	1,295,137	29,440
Philip Morris International, Inc.	1,173,000	113,112
		224,499

TOTAL CONSUMER STAPLES		632,692

ENERGY - 4.5%
Oil, Gas & Consumable Fuels - 4.5%
BP PLC sponsored ADR	2,128,700	55,836
Enterprise Products Partners LP	1,508,000	35,604
Exxon Mobil Corp.	1,681,500	98,149
Royal Dutch Shell PLC Class A sponsored ADR (b)	1,292,100	49,888
Suncor Energy, Inc.	1,015,500	23,608
Viper Energy Partners LP	546,000	9,844
		272,929
FINANCIALS - 16.8%
Banks - 5.6%
Bank OZK	399,000	17,041
Citigroup, Inc.	466,900	36,750
Huntington Bancshares, Inc.	2,622,300	41,590
M&T Bank Corp.	399,600	64,212
Wells Fargo & Co.	3,857,508	180,223
		339,816
Capital Markets - 3.3%
Apollo Global Management LLC Class A (b)	657,400	37,695
Bank of New York Mellon Corp.	1,305,200	67,975
State Street Corp.	1,054,900	91,755
		197,425
Consumer Finance - 0.7%
Capital One Financial Corp.	268,700	43,202
Insurance - 7.2%
Assurant, Inc.	267,100	43,043
AXA SA	1,313,600	36,271
Chubb Ltd.	452,779	76,968
Fairfax Financial Holdings Ltd. (sub. vtg.)	67,700	31,625
First American Financial Corp.	1,064,600	68,464
Hartford Financial Services Group, Inc.	370,000	24,180
Old Republic International Corp.	2,124,700	55,795
The Travelers Companies, Inc.	624,300	99,701
		436,047

TOTAL FINANCIALS		1,016,490

HEALTH CARE - 17.3%
Biotechnology - 1.8%
AbbVie, Inc.	967,500	109,521
Health Care Providers & Services - 5.4%
Anthem, Inc.	169,100	67,339
Cigna Corp.	291,400	75,429
CVS Health Corp.	787,226	68,048
McKesson Corp.	215,800	41,518
Premier, Inc.	875,700	28,898
UnitedHealth Group, Inc.	110,000	45,311
		326,543
Pharmaceuticals - 10.1%
Bristol-Myers Squibb Co.	2,901,600	190,695
Johnson & Johnson	615,266	104,134
Merck & Co., Inc.	1,537,700	116,696
Roche Holding AG (participation certificate)	205,767	71,584
Royalty Pharma PLC (b)	742,300	29,781
Sanofi SA sponsored ADR (b)	1,863,900	99,588
		612,478

TOTAL HEALTH CARE		1,048,542

INDUSTRIALS - 12.8%
Aerospace & Defense - 4.3%
General Dynamics Corp.	549,200	104,299
L3Harris Technologies, Inc.	153,400	33,450
Northrop Grumman Corp.	98,500	36,038
Raytheon Technologies Corp.	975,430	86,530
		260,317
Air Freight & Logistics - 0.5%
United Parcel Service, Inc. Class B	141,100	30,280
Building Products - 0.7%
Owens Corning	416,200	44,388
Electrical Equipment - 0.4%
Regal Beloit Corp.	178,600	25,402
Industrial Conglomerates - 2.1%
3M Co.	283,600	57,582
General Electric Co.	3,949,397	55,529
Rheinmetall AG	116,300	12,074
		125,185
Machinery - 3.2%
Allison Transmission Holdings, Inc.	1,758,100	74,385
ITT, Inc.	321,400	30,179
Otis Worldwide Corp.	585,665	45,875
Stanley Black & Decker, Inc.	206,300	44,726
		195,165
Professional Services - 1.6%
CACI International, Inc. Class A (a)	60,500	15,425
Intertrust NV (c)	1,708,800	31,511
Manpower, Inc.	227,500	27,525
Science Applications International Corp.	225,700	20,281
		94,742

TOTAL INDUSTRIALS		775,479

INFORMATION TECHNOLOGY - 12.0%
Communications Equipment - 2.3%
Cisco Systems, Inc.	2,607,600	137,942
Electronic Equipment & Components - 0.6%
Hitachi Ltd.	677,400	35,488
IT Services - 6.6%
Amdocs Ltd.	1,581,359	123,504
Capgemini SA	366,900	68,489
Fidelity National Information Services, Inc.	382,800	57,030
Fiserv, Inc. (a)	335,800	38,684
Genpact Ltd.	409,400	18,726
IBM Corp.	418,400	60,141
Maximus, Inc.	328,500	30,442
		397,016
Software - 2.0%
Micro Focus International PLC	2,528,800	18,629
NortonLifeLock, Inc.	678,100	18,756
Open Text Corp.	961,700	45,296
SS&C Technologies Holdings, Inc.	519,500	38,375
		121,056
Technology Hardware, Storage & Peripherals - 0.5%
Samsung Electronics Co. Ltd.	444,520	32,283

TOTAL INFORMATION TECHNOLOGY		723,785

MATERIALS - 3.4%
Chemicals - 2.0%
CF Industries Holdings, Inc.	919,000	48,863
DuPont de Nemours, Inc.	468,899	39,664
LyondellBasell Industries NV Class A	272,600	30,700
		119,227
Metals & Mining - 1.4%
Newmont Corp.	1,152,800	84,708

TOTAL MATERIALS		203,935

REAL ESTATE - 2.2%
Equity Real Estate Investment Trusts (REITs) - 2.2%
Corporate Office Properties Trust (SBI)	1,398,400	38,596
Douglas Emmett, Inc.	626,700	21,759
Highwoods Properties, Inc. (SBI)	1,124,100	51,349
Ryman Hospitality Properties, Inc. (a)	288,400	21,604
		133,308
UTILITIES - 7.1%
Electric Utilities - 5.5%
Duke Energy Corp.	926,500	92,854
Edison International	1,026,594	57,356
Entergy Corp.	268,100	28,220
Exelon Corp.	1,242,900	56,080
FirstEnergy Corp.	698,800	26,492
Pinnacle West Capital Corp.	249,200	21,077
PPL Corp.	1,037,100	30,190
Southern Co.	312,500	19,975
		332,244
Independent Power and Renewable Electricity Producers - 0.3%
Vistra Corp.	1,133,400	18,327
Multi-Utilities - 1.3%
CenterPoint Energy, Inc.	3,109,200	78,663

TOTAL UTILITIES		429,234

TOTAL COMMON STOCKS
(Cost $4,715,766)		5,912,763

Money Market Funds - 4.9%
Fidelity Cash Central Fund 0.03% (d)	113,349,387	113,372
Fidelity Securities Lending Cash Central Fund 0.03% (d)(e)	182,850,656	182,869
TOTAL MONEY MARKET FUNDS
(Cost $296,241)		296,241
TOTAL INVESTMENT IN SECURITIES - 102.7%
(Cost $5,012,007)		6,209,004
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(163,694)
NET ASSETS - 100%		$6,045,310

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $31,511,000 or 0.5% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$39
Fidelity Securities Lending Cash Central Fund	179
Total	$218

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$422,460	$422,460	$--	$--
Consumer Discretionary	253,909	253,909	--	--
Consumer Staples	632,692	632,692	--	--
Energy	272,929	272,929	--	--
Financials	1,016,490	1,016,490	--	--
Health Care	1,048,542	1,048,542	--	--
Industrials	775,479	775,479	--	--
Information Technology	723,785	705,156	18,629	--
Materials	203,935	203,935	--	--
Real Estate	133,308	133,308	--	--
Utilities	429,234	429,234	--	--
Money Market Funds	296,241	296,241	--	--
Total Investments in Securities:	$6,209,004	$6,190,375	$18,629	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	82.1%
United Kingdom	4.8%
France	3.3%
Switzerland	2.5%
Canada	2.2%
Bailiwick of Guernsey	2.1%
Netherlands	1.0%
Others (Individually Less Than 1%)	2.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		May 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $178,715) — See accompanying schedule: Unaffiliated issuers (cost $4,715,766)	$5,912,763
Fidelity Central Funds (cost $296,241)	296,241
Total Investment in Securities (cost $5,012,007)		$6,209,004
Foreign currency held at value (cost $3,011)		3,011
Receivable for investments sold		10,882
Receivable for fund shares sold		1,021
Dividends receivable		15,212
Distributions receivable from Fidelity Central Funds		119
Prepaid expenses		1
Other receivables		67
Total assets		6,239,317
Liabilities
Payable for investments purchased	$6,029
Payable for fund shares redeemed	2,244
Accrued management fee	2,139
Other affiliated payables	662
Other payables and accrued expenses	64
Collateral on securities loaned	182,869
Total liabilities		194,007
Net Assets		$6,045,310
Net Assets consist of:
Paid in capital		$4,535,949
Total accumulated earnings (loss)		1,509,361
Net Assets		$6,045,310
Net Asset Value and Maximum Offering Price
Equity Dividend Income:
Net Asset Value, offering price and redemption price per share ($5,209,314 ÷ 174,471 shares)		$29.86
Class K:
Net Asset Value, offering price and redemption price per share ($835,996 ÷ 28,005 shares)		$29.85

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2021 (Unaudited)
Investment Income
Dividends		$79,445
Income from Fidelity Central Funds (including $179 from security lending)		218
Total income		79,663
Expenses
Management fee	$11,860
Transfer agent fees	3,286
Accounting fees	552
Custodian fees and expenses	94
Independent trustees' fees and expenses	11
Registration fees	49
Audit	36
Legal	5
Miscellaneous	11
Total expenses before reductions	15,904
Expense reductions	(156)
Total expenses after reductions		15,748
Net investment income (loss)		63,915
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	290,981
Fidelity Central Funds	(1)
Foreign currency transactions	25
Total net realized gain (loss)		291,005
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	771,279
Assets and liabilities in foreign currencies	29
Total change in net unrealized appreciation (depreciation)		771,308
Net gain (loss)		1,062,313
Net increase (decrease) in net assets resulting from operations		$1,126,228

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2021 (Unaudited)	Year ended November 30, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$63,915	$127,039
Net realized gain (loss)	291,005	10,895
Change in net unrealized appreciation (depreciation)	771,308	(134,270)
Net increase (decrease) in net assets resulting from operations	1,126,228	3,664
Distributions to shareholders	(69,122)	(419,333)
Share transactions - net increase (decrease)	(117,336)	272,486
Total increase (decrease) in net assets	939,770	(143,183)
Net Assets
Beginning of period	5,105,540	5,248,723
End of period	$6,045,310	$5,105,540

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Equity Dividend Income Fund

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$24.68	$26.64	$27.18	$29.62	$27.50	$26.01
Income from Investment Operations
Net investment income (loss)A	.31	.62	.65	.66	.65	.57
Net realized and unrealized gain (loss)	5.21	(.46)	1.92	(.27)	3.20	2.26
Total from investment operations	5.52	.16	2.57	.39	3.85	2.83
Distributions from net investment income	(.32)	(.63)	(.62)	(.66)	(.63)	(.51)
Distributions from net realized gain	(.01)	(1.50)	(2.49)	(2.18)	(1.10)	(.83)
Total distributions	(.34)B	(2.12)B	(3.11)	(2.83)B	(1.73)	(1.34)
Net asset value, end of period	$29.86	$24.68	$26.64	$27.18	$29.62	$27.50
Total ReturnC,D	22.55%	.76%	12.07%	1.28%	14.61%	11.60%
Ratios to Average Net AssetsE,F
Expenses before reductions	.58%G	.60%	.60%	.61%	.62%	.63%
Expenses net of fee waivers, if any	.58%G	.60%	.60%	.61%	.62%	.63%
Expenses net of all reductions	.58%G	.59%	.60%	.60%	.61%	.62%
Net investment income (loss)	2.29%G	2.72%	2.65%	2.39%	2.35%	2.23%
Supplemental Data
Net assets, end of period (in millions)	$5,209	$4,409	$4,949	$4,882	$5,351	$5,296
Portfolio turnover rateH	46%G	71%	52%	56%	52%	55%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Equity Dividend Income Fund Class K

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$24.67	$26.64	$27.18	$29.62	$27.50	$26.01
Income from Investment Operations
Net investment income (loss)A	.32	.63	.68	.69	.68	.59
Net realized and unrealized gain (loss)	5.21	(.45)	1.91	(.27)	3.20	2.27
Total from investment operations	5.53	.18	2.59	.42	3.88	2.86
Distributions from net investment income	(.33)	(.65)	(.64)	(.69)	(.66)	(.54)
Distributions from net realized gain	(.01)	(1.50)	(2.49)	(2.18)	(1.10)	(.83)
Total distributions	(.35)B	(2.15)	(3.13)	(2.86)B	(1.76)	(1.37)
Net asset value, end of period	$29.85	$24.67	$26.64	$27.18	$29.62	$27.50
Total ReturnC,D	22.61%	.84%	12.18%	1.39%	14.73%	11.72%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%G	.51%	.51%	.51%	.52%	.52%
Expenses net of fee waivers, if any	.50%G	.51%	.51%	.51%	.52%	.52%
Expenses net of all reductions	.49%G	.50%	.51%	.50%	.51%	.52%
Net investment income (loss)	2.37%G	2.81%	2.74%	2.49%	2.45%	2.33%
Supplemental Data
Net assets, end of period (in millions)	$836	$696	$300	$220	$235	$298
Portfolio turnover rateH	46%G	71%	52%	56%	52%	55%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2021
(Amounts in thousands except percentages)

1. Organization.

Fidelity Equity Dividend Income Fund (the Fund) is a fund of Fidelity Financial Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Equity Dividend Income and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,306,667
Gross unrealized depreciation	(115,845)
Net unrealized appreciation (depreciation)	$1,190,822
Tax cost	$5,018,182

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Equity Dividend Income Fund	1,222,506	1,324,173

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .43% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Equity Dividend Income, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Equity Dividend Income	$3,123.13
Class K	163.04
	$3,286

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Equity Dividend Income Fund	.02

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Equity Dividend Income Fund	$22

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Equity Dividend Income Fund	116,005	176,949

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Equity Dividend Income Fund	$5

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Equity Dividend Income Fund	$19	$–(a)	$–

 (a) In the amount of less than five hundred dollars.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset expenses. This amount totaled $148 for the period.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $8.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2021	Year ended November 30, 2020
Fidelity Equity Dividend Income Fund
Distributions to shareholders
Equity Dividend Income	$59,305	$392,089
Class K	9,817	27,244
Total	$69,122	$419,333

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2021	Year ended November 30, 2020	Six months ended May 31, 2021	Year ended November 30, 2020
Fidelity Equity Dividend Income Fund
Equity Dividend Income
Shares sold	4,216	8,238	$115,744	$189,816
Reinvestment of distributions	2,132	14,960	55,515	367,865
Shares redeemed	(10,572)	(30,241)	(283,096)	(673,236)
Net increase (decrease)	(4,224)	(7,043)	$(111,837)	$(115,555)
Class K
Shares sold	3,406	20,905	$91,583	$475,740
Reinvestment of distributions	377	1,134	9,817	27,244
Shares redeemed	(3,993)	(5,084)	(106,899)	(114,943)
Net increase (decrease)	(210)	16,955	$(5,499)	$388,041

11. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2020 to May 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2020	Ending Account Value May 31, 2021	Expenses Paid During Period-B December 1, 2020 to May 31, 2021
Fidelity Equity Dividend Income Fund
Equity Dividend Income	.58%
Actual		$1,000.00	$1,225.50	$3.22
Hypothetical-C		$1,000.00	$1,022.04	$2.92
Class K	.50%
Actual		$1,000.00	$1,226.10	$2.78
Hypothetical-C		$1,000.00	$1,022.44	$2.52

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Equity Dividend Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

Approval of Stub Period Continuation. At its January 2021 meeting, the Board of Trustees voted to continue the fund's management contract with FMR, and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts), without modification, for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar. The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

At its May 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process. The Board also considered Fidelity's investments in business continuity planning, and its success in continuously providing services to the fund notwithstanding the severe disruptions caused by the COVID-19 pandemic.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that, in the past, it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) approving the reduction in the holding period for the Class C to Class A conversion policy; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in January 2018. The Board will continue to monitor closely the fund's performance, taking into account the portfolio management change.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended September 30, 2020, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Equity Dividend Income Fund

The Board considered the fund's underperformance for different time periods ended September 30, 2020 and for different time periods ended December 31, 2020 (which periods are not reflected in the chart above). The Board's discussions with FMR regarding underperformance cover topics including, but not limited to: the longer-term track record of a fund's portfolio manager(s); broader trends in the market that may adversely impact a fund's performance; and attribution reports on contributors to the fund's underperformance. The Board engages with FMR on steps that might be taken to address a fund's underperformance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended September 30 (June 30 for periods ended 2019 and 2018 and December 31 for periods prior to 2018) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Equity Dividend Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended September 30, 2020.

The Board noted that, in the past, it and the boards of other Fidelity funds had formed an ad hoc Committee on Group Fee to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. The fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure (SLTG). The Board also considered a total expense ASPG comparison for the representative class, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the total expense SLTG. The total expense ASPG is limited to 15 larger and 15 smaller classes in fund average assets for a total of 30 classes, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.

The Board noted that the total expense ratio of the retail class ranked below the SLTG competitive median and below the ASPG competitive median for the 12-month period ended September 30, 2020.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board also considered that in 2019 a joint ad hoc committee created by it and the boards of other Fidelity funds evaluated potential fall-out benefits (PFOB Committee). The Board noted that it considered the PFOB Committee's findings in connection with its consideration of the renewal of the Advisory Contracts.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board further considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of expanding the use of performance fees for additional funds; (iii) Fidelity's pricing philosophy compared to competitors; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee and expense comparisons; (vi) the expense structures for different funds and classes and information about the differences between various expense structures; (vii) group fee breakpoints; (viii) information regarding other accounts managed by Fidelity and sub-advisory arrangements; and (ix) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

EII-SANN-0721
1.704739.123

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Financial Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Financial Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Financial Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 22, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 22, 2021

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	July 22, 2021